May 5, 2020

VIA EDGAR

Filing Desk U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

Re:	Third Avenue Variable Series Trust

1940 Act File No. 811-09395

1933 Act File No. 333-81141

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Third Avenue Variable Series Trust (the “Trust”), that the Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2020 that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectus and SAI contained in the Post-Effective Amendment No. 35 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission via EDGAR on April 27, 2020 (SEC Accession No. 0001615774-20-005005).

Please contact John P. Falco, Esq. at 215.981.4659, or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,

/s/ Joel Weiss
Joel Weiss
President & CEO

cc:	Mr. T. Richard Keyes Mr. John P. Falco, Esq. Mr. John M. Ford, Esq.